UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
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               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: March 31, 2008
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


MONETTA FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008





COMMON STOCK - 94.9%
NUMBER OF SHARES                                                                          MARKET VALUE

Advertising - 0.9%
    *15,000   Focus Media Holdings Ltd. - ADR (b)                                             $527,250


Aerospace/Defense - 1.9%
    *13,000   BE Aerospace, Inc.                                                               454,350
     10,000   Raytheon Co.                                                                     646,100
                                                                                        --------------
                                                                                             1,100,450

Agriculture - 0.8%
      5,000   Bunge Ltd.                                                                       434,400


Auto Manufacturers - 0.8%
      4,500   Toyota Motor Corp. - SP ADR (b)                                                  454,005


Auto Parts & Equipment - 0.8%
     10,000   BorgWarner, Inc.                                                                 430,300


Banks - 1.9%
     18,000   Wachovia Corp.                                                                   486,000
     20,000   Wells Fargo & Co.                                                                582,000
                                                                                        --------------
                                                                                             1,068,000

Beverages - 2.3%
     10,000   The Coca-Cola Co.                                                                608,700
     10,000   PepsiCo, Inc.                                                                    722,000
                                                                                        --------------
                                                                                             1,330,700

Biotechnology - 1.1%
    *10,000   Celgene Corp.                                                                    612,900


Chemicals - 3.4%
      5,000   CF Industries Holdings, Inc.                                                     518,100
      3,000   Monsanto Co.                                                                     334,500
      7,000   Potash Corp. of Saskatchewan, Inc.                                             1,086,470
                                                                                        --------------
                                                                                             1,939,070
Coal - 0.7%
      8,000   Peabody Energy Corp.                                                             408,000


Commercial Services - 2.1%
    *15,000   Corrections Corp of America                                                      412,800
      2,400   MasterCard, Inc. - CL A                                                          535,176
     *4,000   Visa, Inc. - CL A                                                                249,440
                                                                                        --------------
                                                                                             1,197,416

Computers - 4.6%
     *7,500   Apple, Inc.                                                                    1,076,250
    *30,000   EMC Corp.                                                                        430,200
     10,000   Hewlett-Packard Co.                                                              456,600
     *6,000   Research in Motion Ltd.                                                          673,380
                                                                                        --------------
                                                                                             2,636,430

Distribution/ Wholesale - 0.8%
      6,000   W.W. Grainger, Inc.                                                              458,340


Diversified Financial Services - 6.9%
     30,000   Citigroup, Inc.                                                                  642,600
      1,000   CME Group, Inc.                                                                  469,100
     31,000   Federal Nat'l Mortgage Association                                               815,920
      5,000   The Goldman Sachs Group, Inc.                                                    826,950
     18,000   J.P. Morgan Chase & Co.                                                          773,100
     20,000   The Charles Schwab Corp.                                                         376,600
                                                                                        --------------
                                                                                             3,904,270

Electrical Component & Equipment - 0.8%
     *8,000   General Cable Corp.                                                              472,560


Energy-Alternate Sources - 2.2%
     *3,000   First Solar, Inc.                                                                693,420
    *13,000   Suntech Power Holdings Co., Ltd. - SP ADR (b)                                    527,280
                                                                                        --------------
                                                                                             1,220,700

Engineering & Construction - 5.1%
     15,000   ABB Ltd.                                                                         403,800
      6,000   Chicago Bridge & Iron Co.                                                        235,440
      3,500   Fluor Corp.                                                                      494,060
     *9,000   Foster Wheeler Ltd.                                                              509,580
     *8,000   Jacobs Engineering Group, Inc.                                                   588,720
    *12,000   McDermott Int'l, Inc.                                                            657,840
                                                                                        --------------
                                                                                             2,889,440

Entertainment - 0.9%
    *20,000   DreamWorks Animation SKG, Inc. - CL A                                            515,600


Environmental Control - 0.6%
     *7,000   Stericycle, Inc.                                                                 360,500


Healthcare-Products - 5.0%
     10,000   Baxter Int'l, Inc.                                                               578,200
      6,000   Becton, Dickinson and Co.                                                        515,100
    *11,000   Hologic, Inc.                                                                    611,600
      9,000   Stryker Corp.                                                                    585,450
    *12,000   Varian Medical Systems, Inc.                                                     562,080
                                                                                        --------------
                                                                                             2,852,430

Healthcare-Services - 0.9%
     12,000   Aetna, Inc.                                                                      505,080


Home Builders - 1.9%
     *1,000   NVR, Inc.                                                                        597,500
    *20,000   Toll Brothers, Inc.                                                              469,600
                                                                                        --------------
                                                                                             1,067,100

Internet - 4.8%
     *2,000   Baidu.com, Inc. - SP ADR (b)                                                     479,260
     *4,000   Equinix, Inc.                                                                    265,960
     *2,100   Google, Inc. - CL A                                                              924,987
     *5,000   Priceline.com, Inc.                                                              604,300
    *15,000   Shanda Interactive Entertainment Ltd.                                            436,500
                                                                                        --------------
                                                                                             2,711,007

Iron/Steel - 1.6%
      3,500   Cleveland-Cliffs, Inc.                                                           419,370
      4,000   United States Steel Corp.                                                        507,480
                                                                                        --------------
                                                                                               926,850

Lodging - 0.8%
     *8,000   MGM Mirage, Inc.                                                                 470,160


Machinery-Construction & Mining - 1.1%
    *10,000   Terex Corp.                                                                      625,000


Machinery-Diversified - 1.7%
     10,000   Cummins, Inc.                                                                    468,200
     12,000   The Manitowoc Company, Inc.                                                      489,600
                                                                                        --------------
                                                                                               957,800

Media - 3.0%
      9,000   Clear Channel Communications, Inc.                                               262,980
    *15,000   Discovery Holding Co. - CL A                                                     318,300
     20,000   The Walt Disney Co.                                                              627,600
    *40,000   XM Satellite Radio Holdings, Inc. - CL A                                         464,800
                                                                                        --------------
                                                                                             1,673,680

Metal Fabricate/Hardware - 0.7%
     13,000   Commercial Metals Co.                                                            389,610


Mining - 1.2%
     12,000   Companhia Vale do Rio Doce - SP ADR (b)                                          415,680
      2,700   Freeport-McMoran Copper & Gold, Inc. - CL B                                      259,794
                                                                                        --------------
                                                                                               675,474

Miscellaneous Manufacturing - 1.7%
     10,000   Harsco Corp.                                                                     553,800
      8,000   ITT Corp.                                                                        414,480
                                                                                        --------------
                                                                                               968,280

Oil & Gas - 6.0%
      5,000   Diamond Offshore Drilling, Inc.                                                  582,000
      6,000   Petroleo Brasileiro S.A. - SP ADR (b)                                            612,660
      8,500   Range Resources Corp.                                                            539,325
    *16,000   Southwestern Energy Co.                                                          539,040
     *5,596   Transocean, Inc.                                                                 756,579
      8,000   Valero Energy Corp.                                                              392,880
                                                                                        --------------
                                                                                             3,422,484

Oil & Gas Services - 3.8%
     *5,000   Core Laboratories N.V.                                                           596,500
    *13,000   Dresser-Rand Group, Inc.                                                         399,750
     12,000   Halliburton Co.                                                                  471,960
    *12,000   National-Oilwell Varco, Inc.                                                     700,560
                                                                                        --------------
                                                                                             2,168,770

Pharmaceuticals - 2.5%
    *10,000   Cephalon, Inc.                                                                   644,000
    *15,000   Gilead Sciences, Inc.                                                            772,950
        *89   OSI Pharmaceuticals, Inc. - RT (c)                                                     0
                                                                                        --------------
                                                                                             1,416,950

Retail - 4.0%
     10,000   Costco Wholesale Corp.                                                           649,700
     12,000   CVS/Caremark Corp.                                                               486,120
     12,000   McDonald's Corp.                                                                 669,240
     13,000   Yum! Brands, Inc.                                                                483,730
                                                                                        --------------
                                                                                             2,288,790

Semiconductors - 3.2%
    *20,000   Cree, Inc.                                                                       559,200
    *12,000   MEMC Electronic Materials, Inc.                                                  850,800
    *20,000   NVIDIA Corp.                                                                     395,800
                                                                                        --------------
                                                                                             1,805,800

Software - 1.7%
     20,000   Microsoft Corp.                                                                  567,600
    *20,000   Oracle Corp.                                                                     391,200
                                                                                        --------------
                                                                                               958,800

Telecommunications - 8.3%
     10,000   America Movil S.A. de C.V. - ADR Series L (b)                                    636,900
    *10,000   American Tower Corp. - CL A                                                      392,100
      6,000   China Mobile Ltd. - SP ADR (b)                                                   450,060
     25,000   Corning, Inc.                                                                    601,000
    *10,000   Crown Castle Int'l Corp.                                                         344,900
    *15,000   Leap Wireless Int'l, Inc.                                                        699,000
     *6,000   Millicom Int'l Cellular S.A.                                                     567,300
      6,500   Mobile TeleSytems - SP ADR (b)                                                   493,025
     13,000   Qualcomm, Inc.                                                                   533,000
                                                                                        --------------
                                                                                             4,717,285

Transportation - 2.4%
      8,000   Burlington Northern Santa Fe Corp.                                               737,760
     10,000   DryShips, Inc.                                                                   599,100
                                                                                        --------------
                                                                                             1,336,860

                                                                                        --------------
TOTAL COMMON STOCK                                                                          53,898,541
  (COST $51,877,884)(a)



VARIABLE RATE DEMAND NOTES - 1.3%
PRINCIPAL AMOUNT
    728,300   Wisconsin Corp. Central Credit Union - 2.324%**                                 728,300

                                                                                        -------------
TOTAL VARIABLE RATE DEMAND NOTES                                                              728,300
  (COST $728,300)(a)



MUTUAL FUNDS - 3.3%
NUMBER OF SHARES
  1,918,229   Monetta Gov't Money Market Fund                                               1,918,229

                                                                                       --------------
TOTAL MUTUAL FUNDS                                                                          1,918,229
  (COST $1,918,229)(a)
                                                                                       --------------
TOTAL INVESTMENTS - 99.5%                                                                  56,545,070
  (COST $54,524,413)(a)


OTHER ASSETS LESS LIABILITIES - 0.5%                                                          263,566

                                                                                        -------------
TOTAL NET ASSETS - 100%                                                                   $56,808,636

                                                                                        =============






(a) Cost is for book and tax purposes is $54,524,413; the aggregate gross unrealized appreciation is $5,159,068 and the aggregate gross unrealized depreciation is $3,138,411, resulting in net unrealized appreciation of $2,020,657.

(b) American Depository Receipt (ADR)

(c) Right (RT) - security giving the holder the entitlement to purchase new shares issued by the corporation, at a specified price within a specified period of time.

*  Non-income producing security.

** Rate in effect at March 31, 2008.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 13, 2008
    ----------------------------------------------------------------------------



(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 13, 2008
    --------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 13, 2008
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By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 13, 2008
    ----------------------------------------------------------------------------